Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Feb. 21, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	NEWCASTLE INVESTMENT CORP
Entity Central Index Key	0001175483
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,500,000
Entity Common stock, par value	$ 0.01
Entity Common Stock, Shares Outstanding		351,453,495
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013